Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
Income Taxes

25. Income Taxes

(i)	Income tax expense

	Year Ended December 31,
	2021	2020	2019

	(in US$’000)
Current tax
HK (note (a))	310	457	321
PRC (note (b) and (c))	15,909	872	708
U.S. and others (note (d))	417	219	636
Total current tax	16,636	1,548	1,665
Deferred income tax (benefits)/expense	(4,718)	3,281	1,609
Income tax expense	11,918	4,829	3,274

Notes:

(a)	The Company, three subsidiaries incorporated in the British Virgin Islands and its Hong Kong subsidiaries are subject to Hong Kong profits tax. Under the Hong Kong two-tiered profits tax rates regime, the first HK$2.0 million (US$0.3 million) of assessable profits of qualifying corporations will be taxed at 8.25%, with the remaining assessable profits taxed at 16.5%. Hong Kong profits tax has been provided for at the relevant rates on the estimated assessable profits less estimated available tax losses, if any, of these entities as applicable.
(b)	Taxation in the PRC has been provided for at the applicable rate on the estimated assessable profits less estimated available tax losses, if any, in each entity. Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate is 25%. In addition, the EIT Law provides for a preferential tax rate of 15% for companies which qualify as HNTE. HUTCHMED Limited and its wholly-owned subsidiary HUTCHMED (Suzhou) Limited (formerly known as “Hutchison MediPharma (Suzhou) Limited”) qualify as a HNTE up to December 31, 2022 and 2023 respectively.

Pursuant to the EIT law, a 10% withholding tax is levied on dividends paid by PRC companies to their foreign investors. A lower withholding tax rate of 5% is applicable under the China-HK Tax Arrangement if direct foreign investors with at least 25% equity interest in the PRC companies are Hong Kong tax residents, and meet the conditions or requirements pursuant to the relevant PRC tax regulations regarding beneficial ownership. Since the equity holders of the equity investees of the Company are Hong Kong incorporated companies and Hong Kong tax residents, and meet the aforesaid conditions or requirements, the Company has used 5% to provide for deferred tax liabilities on retained earnings which are anticipated to be distributed. As at December 31, 2021, 2020 and 2019, the amounts accrued in deferred tax liabilities relating to withholding tax on dividends were determined on the basis that 100% of the distributable reserves of the equity investees operating in the PRC will be distributed as dividends.

Pursuant to PRC Bulletin on Issues of Enterprise Income Tax and Indirect Transfers of Assets by Non-PRC Resident Enterprises, an indirect transfer of a PRC resident enterprise by a non-PRC resident enterprise, via the transfer of an offshore intermediate holding company, shall be subject to PRC withholding tax under certain conditions.

(c)

Current tax in the PRC for the year ended December 31, 2021 includes US$14.4 million arising from the indirect disposal of HBYS (Note 23), calculated at 10% of the excess of the disposal proceeds over the cost of acquiring the equity investment in HBYS.

(d)

The Company’s subsidiary in the U.S. with operations primarily in New Jersey and New York states is subject to U.S. taxes, primarily federal and state taxes, which have been provided for at approximately 21% (federal) and 0% to 11.5% (state tax) on the estimated assessable profit over the reporting years. Certain income receivable by the Company is subject to U.S. withholding tax of 30%. Two of the Group’s subsidiaries are subject to corporate tax in the UK and EU countries at 19% and 20% to 25%, respectively, on the estimated assessable profits in relation to their presence in these countries.

The reconciliation of the Group’s reported income tax expense to the theoretical tax amount that would arise using the tax rates of the Company against the Group’s loss before income taxes and equity in earnings of equity investees is as follows:

	Year Ended December 31,
	2021	2020	2019

	(in US$’000)
Loss before income taxes and equity in earnings of equity investees	(215,740)	(189,734)	(141,105)
Tax calculated at the statutory tax rate of the Company	(35,597)	(31,306)	(23,282)
Tax effects of:
Different tax rates applicable in different jurisdictions	136	4,025	2,027
Tax valuation allowance	63,975	46,321	25,498
Preferential tax rate difference	(148)	(154)	(177)
Preferential tax deduction and credits	(29,838)	(18,814)	(5,444)
Expenses not deductible for tax purposes	8,684	3,476	4,098
Utilization of previously unrecognized tax losses	(186)	(114)	(285)
Withholding tax on undistributed earnings of PRC entities	3,153	3,962	1,894
Others	1,739	(2,567)	(1,055)
Income tax expense	11,918	4,829	3,274

(ii)	Deferred tax assets and liabilities

The significant components of deferred tax assets and liabilities are as follows:

	December 31,
	2021	2020

	(in US$’000)
Deferred tax assets
Cumulative tax losses	186,832	117,064
Others	12,269	6,829
Total deferred tax assets	199,101	123,893
Less: Valuation allowance	(189,700)	(122,378)
Deferred tax assets	9,401	1,515
Deferred tax liabilities
Undistributed earnings from PRC entities	2,720	4,994
Others	45	69
Deferred tax liabilities	2,765	5,063

The movements in deferred tax assets and liabilities are as follows:

	2021	2020	2019

	(in US$’000)
As at January 1	(3,548)	(2,343)	(4,256)
Utilization of previously recognized withholding tax on undistributed earnings	5,148	2,323	3,390
(Charged)/Credited to the consolidated statements of operations
Withholding tax on undistributed earnings of PRC entities	(3,153)	(3,962)	(1,894)
Deferred tax on amortization of intangible assets	19	18	18
Deferred tax on temporary differences, tax loss carried forward and research tax credits	7,852	663	267
Divestment of an equity investee	370	—	—
Exchange differences	(52)	(247)	132
As at December 31	6,636	(3,548)	(2,343)

The deferred tax assets and liabilities are offset when there is a legally enforceable right to set off and when the deferred income taxes relate to the same fiscal authority.

The cumulative tax losses can be carried forward against future taxable income and will expire in the following years:

	December 31,
	2021	2020

	(in US$’000)
No expiry date	60,450	53,940
2022	200	195
2023	—	—
2024	4,099	3,998
2025	39,321	38,357
2026	52,452	51,034
2027	67,217	66,555
2028	117,376	114,490
2029	191,554	186,844
2030	265,696	259,163
2031	432,278	—
	1,230,643	774,576

The Company believes that it is more likely than not that future operations outside the U.S. will not generate sufficient taxable income to realize the benefit of the deferred tax assets. Certain of the Company’s subsidiaries have had sustained tax losses, which will expire within five years if not utilized in the case of PRC subsidiaries (ten years for HNTEs), and which will not be utilized in the case of Hong Kong subsidiaries as they do not generate taxable profits. Accordingly, a valuation allowance has been recorded against the relevant deferred tax assets arising from the tax losses.

A U.S. subsidiary of the Company has approximately US$2.0 million and US$0.6 million U.S. Federal and New Jersey state research tax credits which will expire between 2039 and 2041 (Federal) and 2026 and 2028 (New Jersey) respectively, if not utilized.

The table below summarizes changes in the deferred tax valuation allowance:

	2021	2020	2019

	(in US$’000)
As at January 1	122,378	69,399	49,021
Charged to consolidated statements of operations	63,975	46,321	25,498
Utilization of previously unrecognized tax losses	(186)	(114)	(285)
Write-off of tax losses	—	—	(3,142)
Others	(9)	—	—
Exchange differences	3,542	6,772	(1,693)
As at December 31	189,700	122,378	69,399

As at December 31, 2021, 2020 and 2019, the Group did not have any material unrecognized uncertain tax positions.

(iii)	Income tax payable

	2021	2020	2019

	(in US$’000)
As at January 1	1,120	1,828	555
Current tax	16,636	1,548	1,665
Withholding tax upon dividend declaration from PRC entities (note (a))	5,148	2,323	2,581
Tax paid (note (b))	(5,014)	(5,940)	(2,970)
Reclassification from non-current withholding tax	—	812	—
Reclassification to prepaid tax	25	485	—
Divestment of an equity investee (Note 23)	(2,644)	—	—
Exchange difference	275	64	(3)
As at December 31	15,546	1,120	1,828

Notes:

(a)	The amount for 2019 excludes a non-current withholding tax of US$0.8 million which is included under other non-current liabilities.
(b)

The amount for 2020 is net of the PRC Enterprise Income Tax (“EIT”) refund of US$0.4 million received by HSPL. The amount for 2019 excludes the PRC EIT of US$0.3 million prepaid by HSPL which is included under other receivables, prepayments and deposits.